Leases (Tables)	12 Months Ended
Dec. 31, 2024
Lease liabilities [abstract]
Disclosure of Movement of Lease Liabilities
Set out below are the carrying amounts of the lease liabilities and the movements during the period:

in CHF thousands	2024	2023
as at January 1,	3,652	4,850
Additions / new leases	—	—
Remeasurements	—	—
Recognition of interest on lease liabilities	24	34
Payments	(1,232)	(1,232)
Balance as at December 31,	2,444	3,652
Current	1,217	1,208
Non-current	1,227	2,444
Balance as at December 31,	2,444	3,652

Disclosure of Expenses Recognised in Profit or Loss
The following are the expense amounts recognized in the consolidated statement of profit or loss and other comprehensive result. No expenses for leasing of low-value assets nor for short term leases were incurred for the years ended December 31, 2024, 2023 and 2022.

in CHF thousands	2024	2023	2022
Depreciation on right-of-use assets	1,200	1,200	1,200
Interest expense on lease liabilities	24	34	43
Total amount recognized in profit or loss	1,224	1,234	1,243

Disclosure of Contractual Maturities of Financial Liabilities

Contractual maturities of financial liabilities at December 31, 2024 in CHF thousands
	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	More than 5 years	Total contractual cash-flows	Carrying Amount lease liabilities
Lease liabilities	1,232	1,232	—	—	2,464	2,444

Contractual maturities of financial liabilities at December 31, 2023 in CHF thousands
	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	More than 5 years	Total contractual cash-flows	Carrying Amount lease liabilities
Lease liabilities	1,232	1,232	1,232	—	3,696	3,652